Derivative Instruments - Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		$ 25,192,367	$ 13,355,846
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		22,670,026	11,438,512
Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		16,845,977	9,611,030
Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,824,049	1,827,482
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,855,607	1,460,001
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,002,323	780,954
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	679,927	564,366
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,751	4,035
Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	171,606	110,646
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		155,533	125,144
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		20,328	18,574
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		36,071	35,285
Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		99,134	71,285
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		471,640	305,252
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		39,561	$ 26,937
Within 1 year [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		13,607,139
Within 1 year [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		12,101,857
Within 1 year [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		8,085,307
Within 1 year [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,016,550
Within 1 year [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,027,639
Within 1 year [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	222,003
Within 1 year [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	651,037
Within 1 year [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,735
Within 1 year [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	152,864
Within 1 year [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		81,563
Within 1 year [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		13,781
Within 1 year [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		20,226
Within 1 year [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		47,556
Within 1 year [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		394,847
Within 1 year [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,233
1 to 3 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,704,543
1 to 3 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,167,702
1 to 3 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		3,515,046
1 to 3 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,652,656
1 to 3 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	398,785
1 to 3 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	359,299
1 to 3 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	21,566
1 to 3 years [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	16
1 to 3 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	17,904
1 to 3 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		71,272
1 to 3 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,593
1 to 3 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		14,393
1 to 3 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		51,286
1 to 3 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		61,511
1 to 3 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		5,273
3 to 5 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,751,407
3 to 5 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,499,012
3 to 5 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,371,050
3 to 5 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		127,962
3 to 5 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	214,265
3 to 5 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	211,093
3 to 5 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	2,334
3 to 5 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	838
3 to 5 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,082
3 to 5 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		597
3 to 5 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,292
3 to 5 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		193
3 to 5 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		12,809
3 to 5 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		23,239
5 to 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,199,484
5 to 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,036,834
5 to 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,013,819
5 to 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		23,015
5 to 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	151,785
5 to 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	149,931
5 to 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,854
5 to 10 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		616
5 to 10 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		357
5 to 10 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		160
5 to 10 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		99
5 to 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,738
5 to 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		8,511
Over 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		929,794
Over 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		864,621
Over 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		860,755
Over 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		3,866
Over 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	63,133
Over 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	59,997
Over 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	3,136
Over 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		735
Over 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		$ 1,305

[1]	Gold contracts are included in foreign exchange contracts.